Annual Total Returns [BarChart] - Rainier International Discovery Series - CLASS I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2013	33.65%
Annual Return 2014	(0.58%)
Annual Return 2015	15.94%
Annual Return 2016	(6.55%)
Annual Return 2017	42.04%
Annual Return 2018	(18.02%)
Annual Return 2019	24.94%
Annual Return 2020	41.43%